Non-interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-interest income
Net fees and commissions	£ 2,467	£ 2,330	£ 2,292
Trading income
Foreign exchange	310	270	305
Interest rate	687	595	752
Credit	(163)	(72)	17
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
-debt securities in issue	(9)	(2)	42
Equity, commodities and other		3	17
Income from trading activities	825	794	1,133
Gain/(loss) on redemption of own debt		3	(161)
Rental income on operating lease assets and investment property	233	234	230
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss	(137)	(150)	17
Changes in fair value of other financial assets at fair value through profit or loss	75	50	(45)
Hedge ineffectiveness	2	52	(20)
Profit/(loss) on disposal of amortised cost assets and liabilities	5	(5)	(15)
Loss on disposal of fair value through other comprehensive income assets	(19)	(43)	(168)
Profit/(loss) on sale of property, plant and equipment	31	(21)	(5)
Share of profits/(losses) of associated entities	19	(9)	(30)
Foreign exchange recycling (losses)/gains	(76)	484	5
Other income	3	(16)	81
Other operating income	136	579	(111)
Non-interest income	£ 3,428	£ 3,703	3,314
Profit from insurance liabilities			£ 92